Putnam
Premier
Income
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

It was with a confidence borne of experience that the management team of Putnam Premier Income Trust held steady in its investment approach throughout the first six months of fiscal 1999. Your fund's trisector strategy helped it weather bouts of extreme market volatility while delivering competitive returns. Performance results at both net asset value and market price -- along with longer-term returns -- can be found on pages 6 and 7.

* GLOBAL FLIGHT TO QUALITY REWARDS TREASURY SECURITIES

While global market conditions were unsettled for much of 1998, financial markets suffered one of their worst crises in August. Russia defaulted on its debt, the financial meltdown in Japan intensified, and fiscal unrest was building steam in Latin America. Fearing the worst, investors worldwide shunned any fixed-income security carrying the slightest credit risk. As a result, the U.S. Treasury market became the world's coveted safe haven and Treasury prices soared to record levels. Your fund's U.S. Treasury holdings contributed positively to performance and helped offset the downturns in other areas.

Elsewhere in the U.S. government sector, your fund's management team focused on residential mortgage-backed securities and commercial mortgage-backed issues -- two areas with higher yield potential than Treasuries. In the residential area, the fund's managers favored GNMAs, chiefly intermediate-term current-coupon issues that tend to have less prepayment risk than their higher-coupon FHLMC and FNMA brethren. However, while these securities are considered high-quality investments, they still have greater credit sensitivity than Treasuries. Consequently both residential and commercial mortgage-back securities experienced downturns along with the broader fixed-income market. The commercial issues were more severely affected because of a decline in the real estate sector. However, by the period's end, most of the fund's mortgage-backed holdings had begun to recover lost ground.

* SPREAD SECTORS SUFFER IN DOWNTURN

The strategy typically employed by your fund's managers involves emphasizing the so-called spread sectors, those areas in which there is a yield advantage over Treasuries. Along with mortgage-backed securities, these sectors include high-yield bonds, high-grade corporate issues, and on occasion, a position in emerging-markets debt. In the past, this approach has greatly benefited your fund. However, in early fall, investors' extreme risk-averse behavior caused high-yield bonds and emerging-markets debt to plummet in price. Even high-grade corporate issues suffered, although to a lesser degree. Your fund's holdings in these sectors did not escape the downturn unscathed dampening performance over the period. Fortunately, by late January, high-grade corporate issues had rebounded and emerging-markets bonds showed signs of strengthening.

While high-yield bonds have recovered somewhat, with the greatest price gains occurring in January, they currently remain at highly attractive valuations. As the period progressed, your fund's managers selectively increased the portfolio's exposure to the high-yield market, redeploying some assets from the fund's U.S. government investments. This was done in the belief that the high-yield market's rout was more of a financial event than a fundamental one and that investors would soon come to recognize the outstanding value currently offered by this sector, thereby bidding prices up once again.


[GRAPHIC OMITTED: horizontal bar chart SECTOR ALLOCATION]

SECTOR ALLOCATION*

                            7/31/98       1/31/99

U.S. investment grade        38.1%         35.2%

High yield                   46.2%         43.3%

Foreign (ex-emerging)        10.3%         13.0%

Emerging markets              8.1%          6.1%

Footnote reads:
*Based on net assets. Holdings will vary over time.


In our opinion, many of today's high-yield issuers are far more financially stable than they were 10 years ago. Indeed, default rates are less than 2% of the overall market. Furthermore, many of the companies issuing high-yield debt today -- and the ones your fund's managers have been targeting -- are found in fast-growing industries, such as health care, telecommunications, cable, and broadcasting.

Merger and acquisition activity continues at a fast pace as well, setting the stage for credit upgrades, a trend that benefited several fund holdings in 1998. A most notable example is Telecommunications Inc., which was recently purchased by AT&T. Other high-yield holdings worth mentioning include but are not limited to Intermedia Communications, Inc., Covad, and International Cable Tel. While these holdings and others discussed in this report were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

On the international side, the fund's investments in the core bond markets of Europe served it well, as the global flight to quality also proved beneficial to these markets. At the close of the fiscal period, roughly 6% of the fund's assets were invested in the emerging markets. The managers have tended to favor those countries that have access to capital, such as Mexico and Bulgaria.

* MANAGERS LOOK TO SECOND HALF WITH CAUTIOUS OPTIMISM

While no assurances can be made, your fund's managers are optimistic about prospects for recovery in the spread sectors as the second half of fiscal 1999 begins. We believe dormant inflation, low interest rates, and the absence of recessionary signs in the economy set the stage for stronger bond performance on the home front. In Europe, repeated interest-rate cuts, slowing economic growth, and the continued convergence of the European Economic and Monetary Union point to solid performance potential for the Continent's bonds. As always, selectivity and broad diversification will remain the dominant criteria for portfolio composition in the months ahead.


Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund includes investments in mortgage-backed securities, which are subject to prepayment risk.


[GRAPHIC OMITTED: TOP SECTOR HOLDINGS]

TOP SECTOR HOLDINGS*

Top three high-yield holdings

Household Netherlands N.V. company guaranty 6.2%, 2003 (Netherlands) Citicorp sub. notes 6.375%, 2008
Raytheon Co. 144A 6.4%, 2018

Top three U.S. government holdings

GNMA 7.00%, 2024-2028
U.S. Treasury obligation 6.5%, 2026
GNMA 7.5%, 2022-2027

Top three international holdings

United Kingdom Treasury bonds 8.00%, 2000
Brazil (Government of) discount bonds FRB 6.625%, 2024
Netherlands (Government of) bonds, Series. 2, 8.25%, 2002

Footnote reads:
*These holdings represent 18.8% of the fund's net assets as of 1/31/99.
 Portfolio holdings will vary over time.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Premier Income Trust is designed for investors seeking a high level of current income consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 1/31/99

                                                                 Market
                                               NAV               price
------------------------------------------------------------------------------
6 months                                      -3.36%             2.41%
------------------------------------------------------------------------------
1 year                                        -0.91              4.63
------------------------------------------------------------------------------
5 years                                       36.35             58.28
Annual average                                 6.40              9.62
------------------------------------------------------------------------------
10 years                                     142.63            139.03
Annual average                                 9.27              9.11
------------------------------------------------------------------------------
Life of fund                                 162.16            152.15
(since 2/29/88)
Annual average                                 9.23              8.84
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                  Salomon Bros.
                     Lehman Bros.   Non-U.S.   First Boston   Consumer
                     Government    World Govt.  High Yield     Price
                     Bond Index    Bond Index     Index        Index
--------------------------------------------------------------------------
6 months                 5.89%       13.44%       -3.34%        0.86%
--------------------------------------------------------------------------
1 year                   8.86        15.16        -0.17         1.86
--------------------------------------------------------------------------
5 years                 40.36        45.76        46.81        12.59
Annual average           7.02         7.83         7.98         2.40
--------------------------------------------------------------------------
10 years               138.73       137.12       174.52        35.92
Annual average           9.09         9.02        10.63         3.12
--------------------------------------------------------------------------
Life of fund           147.92       141.05       199.10        41.90
(since 2/29/88)
Annual average           8.67         8.39        10.55         3.26
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

------------------------------------------------------------------------------
Distributions (number)                            6
------------------------------------------------------------------------------
Income                                         $0.378
------------------------------------------------------------------------------
Capital gains                                    --
------------------------------------------------------------------------------
  Total                                        $0.378
------------------------------------------------------------------------------
Share value                               NAV          Market price
------------------------------------------------------------------------------
7/31/98                                  $8.71            $8.500
------------------------------------------------------------------------------
1/31/99                                   8.03             8.312
------------------------------------------------------------------------------
Current return
------------------------------------------------------------------------------
Current dividend rate1                    9.41%             9.10%
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                                           Market
                                          NAV              price
------------------------------------------------------------------------------
6 months                                 -3.63%             1.61%
------------------------------------------------------------------------------
1 year                                   -0.55              5.29
------------------------------------------------------------------------------
5 years                                  37.62             54.64
Annual average                            6.59              9.11
------------------------------------------------------------------------------
10 years                                144.91            151.13
Annual average                            9.37              9.65
------------------------------------------------------------------------------
Life of fund                            160.43            148.38
(since 2/29/88)
Annual average                            9.23              8.76
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

First Boston High Yield Index* is an unmanaged list of lower-rated higher-yield U.S. corporate bonds.

Lehman Brothers Government Bond Index* is an unmanaged list of U.S. government and mortgage-backed securities.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
January 31, 1999 (Unaudited)

CORPORATE BONDS AND NOTES (42.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.7%)
--------------------------------------------------------------------------------------------------------------------------
     $    2,500,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $    2,718,750
          2,100,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                         2,257,500
          2,500,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                     2,718,750
                                                                                                            --------------
                                                                                                                 7,695,000

Aerospace and Defense (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            470,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 448,850
            650,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                              620,750
          1,280,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                            1,267,200
          1,500,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                      1,575,000
            410,000  BE Aerospace, Inc. 144A sr. sub. notes 9 1/2s, 2008                                           434,600
            600,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                            591,000
          5,900,000  Boeing Co. deb. 6 5/8s, 2038                                                                6,017,528
            500,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                                           405,000
            217,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                            224,595
            530,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                      540,600
            990,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                       1,029,600
          6,125,000  Raytheon Co. 144A bonds 6.4s, 2018                                                          6,173,939
                                                                                                            --------------
                                                                                                                19,328,662

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,905,653  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003
                       (acquired various dates from 2/8/93 to 4/7/97,
                       cost $2,570,065) (NON) (RES)                                                              2,905,653
          1,110,000  Purina Mills, Inc. sr. sub. notes 9s, 2010                                                  1,087,800
                                                                                                            --------------
                                                                                                                 3,993,453

Airlines (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            780,000  Calair LLC company guaranty 8 1/8s, 2008                                                      758,550
            855,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                      530,100
          1,340,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                      1,139,000
          1,705,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                    477,400
            915,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            677,100
            820,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            500,200
                                                                                                            --------------
                                                                                                                 4,082,350

Apparel (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,995,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                               1,955,100
          1,455,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                1,444,088
            635,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                  685,800
                                                                                                            --------------
                                                                                                                 4,084,988

Automotive (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            440,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         465,300
            949,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                               1,003,568
          1,250,000  Cambridge Industries, Inc. company guaranty Ser. B, 10 1/4s, 2007                           1,000,000
          3,470,000  Federal Mogul Corp. 144A notes 7 3/8s, 2006                                                 3,454,420
          1,970,000  Hayes Lemmerz International, Inc. 144A company guaranty
                       8 1/4s, 2008                                                                              1,979,850
          1,355,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          1,493,888
          2,140,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                     2,182,800
            730,000  Safety Components International, Inc. sr. sub. notes
                       Ser. B, 10 1/8s, 2007                                                                       715,400
                                                                                                            --------------
                                                                                                                12,295,226

Banks (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            635,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  508,000
            370,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        399,981
            575,000  First Federal Financial Corp. notes 11 3/4s, 2004                                             592,250
          3,440,000  Fuji JGB Inv. LLC 144A FLIRB bonds Ser. A, 9.87s, 2049 (Japan)                              2,380,308
            710,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                        750,364
            615,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                        666,722
            350,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                          273,000
            725,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                    674,250
            735,000  Peoples Heritage Capital Trust company guaranty
                       Ser. B, 9.06s, 2027                                                                         764,356
            715,000  Provident Capital Trust company guaranty 8.6s, 2026                                           768,511
            410,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                   417,314
            585,000  Sovereign Capital Trust company guaranty 9s, 2027                                             556,932
            555,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                593,817
                                                                                                            --------------
                                                                                                                 9,345,805

Basic Industrial Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,260,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                   1,278,900
            350,000  Koppers Industries, Inc. 144A company guaranty 9 7/8s, 2007                                   346,500
            800,000  Neenah Foundry Co. 144A sr. sub. notes 11 1/8s, 2007                                          832,000
            630,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     678,850
          1,230,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                  1,269,434
          1,940,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                  1,967,994
            510,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                      489,600
                                                                                                            --------------
                                                                                                                 6,863,278

Broadcasting (2.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,395,000  Affinity Group Holdings sr. notes 11s, 2007                                                 1,408,950
          2,050,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                      1,463,188
          1,920,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                      1,608,000
            800,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              844,000
            770,000  CBS Corp. notes 6 7/8s, 2003                                                                  799,745
            420,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                       2004 (Bermuda)                                                                              264,600
          4,130,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                              4,450,075
            809,390  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                         891,341
            240,000  Citadel Broadcasting, Inc. 144A sr. sub. notes 9 1/4s, 2008                                   255,000
          3,065,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                   2,651,225
            370,374  Echostar Communications Corp. sr. notes 12 1/8s, 2004                                         426,856
          1,580,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                           1,540,500
          1,710,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                             1,778,400
          1,990,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      1,920,350
          2,250,000  Jacor Communications, Inc. company guaranty Ser. B, 8 3/4s, 2007                            2,430,000
          2,310,000  News America Inc. deb. 7 1/8s, 2028                                                         2,390,111
            310,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s, 2006                                      324,725
          4,096,000  PHI Holdings, Inc. sr. sub.notes 16s, 2001                                                  3,171,942
          1,010,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                    1,030,200
            320,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                                    323,200
          1,225,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                                    1,310,750
          1,005,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                       783,900
            500,000  TV Azteca S.A. De C.V. sr. notes Ser. A, 10 1/8s, 2004 (Mexico)                               405,000
                                                                                                            --------------
                                                                                                                32,472,058

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            950,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                864,500
            490,000  American Architectural Products Corp. company
                       guaranty 11 3/4s, 2007                                                                      426,300
            570,000  Building Materials Corp. 144A sr. notes 8s, 2008                                              571,425
          1,165,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007                                              535,900
            665,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                               332,500
            460,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                  460,000
            950,000  Morris Material Handling, Inc. company guaranty 9 1/2s, 2008                                  712,500
            655,000  Presley Cos. sr. notes 12 1/2s, 2001                                                          524,000
            910,000  Toll Corp. company guaranty 8 1/8s, 2009                                                      919,100
            440,000  Waxman Industries Inc. sr. notes stepped-coupon
                       Ser. B, zero % (12 3/4s, 6/1/99), 2004 (STP)                                                228,800
                                                                                                            --------------
                                                                                                                 5,575,025

Buses (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,130,000  MCII Holdings sec. notes 12%, 2002                                                            966,150

Business Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,305,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                    1,174,500
            840,000  Cendant Corp. notes 7 1/2s, 2000                                                              852,978
            300,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                               328,500
          1,275,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                           1,326,000
          1,230,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                1,199,250
            996,377  Outsourcing Solutions, Inc. bank term loan 8 5/8s, 10/15/03                                   986,413
                                                                                                            --------------
                                                                                                                 5,867,641

Cable Television (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,110,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              937,950
          1,750,000  Adelphia Communications Corp. 144A sr. notes 8 3/8s, 2008                                   1,820,000
            300,000  CSC Holdings, Inc. deb. Ser. B, 8 1/8s, 2009                                                  330,708
            360,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                          383,638
            920,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                     961,446
          1,125,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      874,688
          1,795,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                    1,566,138
            370,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                                     179,913
          1,045,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                      470,250
          3,440,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon zero %
                       (13 1/4s, 5/15/01), 2008 (Mexico) (STP)                                                   2,562,800
          1,975,000  Grupo Televisa S.A. 144A sr. notes 11 7/8s, 2006 (Mexico)                                   1,925,625
            250,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                 269,375
          1,050,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                    1,107,750
            290,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005                                          329,875
            930,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                       2005 (Argentina)                                                                            455,700
            340,000  TeleWest Communications PLC 144A sr. notes
                       11 1/4s, 2008 (United Kingdom)                                                              401,200
          1,300,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                               871,000
                                                                                                            --------------
                                                                                                                15,448,056

Cellular Communications (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,132,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           971,020
          1,790,000  Cencall Communications Corp. sr. disc. notes 10 1/8s, 2004                                  1,798,950
          1,540,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                                    1,763,300
          3,500,000  Dial Call Communications, Inc. sr. disc. notes Ser. B, 10 1/4s, 2005                        3,517,500
          3,160,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                         1,773,550
          5,075,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                        3,679,375
            140,000  Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                               147,000
                                                                                                            --------------
                                                                                                                13,650,695

Chemicals (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            740,000  Geo Specialty Chemicals 144A sr. sub. notes 10 1/8s, 2008                                     717,800
            750,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                               757,500
          1,150,000  Huntsman Corp. 144A sr. sub. notes FRN 9.031s, 2007                                         1,127,000
          1,000,000  Lyondell Petrochemical bank term loan 7 1/4s, 2003                                            965,000
            360,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                      241,200
          1,212,546  Polytama International notes 11 1/4s, 2007 (Indonesia)                                        242,509
          1,150,000  Scotts Co. 144A sr. sub. notes 8 5/8s, 2009                                                 1,184,500
            925,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                       360,750
          1,070,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                 374,500
                                                                                                            --------------
                                                                                                                 5,970,759

Computer Services and Software (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                              336,800
          2,150,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                     1,386,750
          1,260,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                   1,373,400
            630,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      648,900
          1,710,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                         1,795,500
            610,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                       643,550
                                                                                                            --------------
                                                                                                                 6,184,900

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            555,000  Cia Latino Americana 144A company guaranty 11 5/8s,
                       2004 (Argentina)                                                                            294,150
            515,000  Dine S.A. de C.V. company guaranty 8 3/4s, 2007 (Mexico)                                      412,000
                                                                                                            --------------
                                                                                                                   706,150

Consumer Durable Goods (--%)
--------------------------------------------------------------------------------------------------------------------------
            450,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                        432,000

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                             227,500
            180,000  Hedstrom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                             72,000
                                                                                                            --------------
                                                                                                                   299,500

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,755,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                              1,921,725
            480,000  Protection One, Inc. sr. disc. notes stepped-coupon
                       zero %, (13 5/8s, 6/30/00), 2005 (STP)                                                      547,200
                                                                                                            --------------
                                                                                                                 2,468,925

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            570,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                           584,250
            320,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                323,200
            345,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                       341,550
          1,410,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                        1,258,425
            630,000  Revlon, Inc. 144A sr. notes 9s, 2006                                                          617,400
                                                                                                            --------------
                                                                                                                 3,124,825

Electric Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,305,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                    2,755,200
          1,750,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                            2,240,438
          4,000,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                            4,636,960
            804,952  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                          857,266
          1,192,560  Northeast Utilities System notes Ser. A, 8.58s, 2006                                        1,274,704
          1,120,000  York Power Funding 144A company guaranty 12s, 2007
                       (Cayman Islands)                                                                          1,136,800
                                                                                                            --------------
                                                                                                                12,901,368

Electronics and Electrical Equipment (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            670,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                               730,300
            500,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                                475,000
            700,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             696,500
            185,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                           194,250
          2,305,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                         2,466,350
          1,720,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                          1,780,200
            445,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                           427,200
          2,190,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                     2,321,400
            460,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   471,500
          1,420,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                      1,459,050
            240,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                                        238,800
            190,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                    189,050
          1,500,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                             1,410,000
            455,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                  436,800
                                                                                                            --------------
                                                                                                                13,296,400

Energy-related (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,190,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                        1,216,775
            810,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                       810,000
          2,470,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                   2,725,793
            620,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                     655,073
            610,000  Niagara Mohawk Power Corp. sr. notes Ser. E, 7 3/8s, 2003                                     633,991
          2,100,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004
                       (China)                                                                                     903,000
            630,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                       415,800
                                                                                                            --------------
                                                                                                                 7,360,432

Entertainment (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,085,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                         1,076,863
            490,000  ITT Corp. notes 6 3/4s, 2005                                                                  438,138
            860,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                                       877,200
          1,240,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                              1,271,000
          1,010,000  Silver Cinemas Inc. sr. sub. notes 10 1/2s, 2005                                              595,900
          3,740,000  Time Warner, Inc. company guaranty 6 5/8s, 2029                                             3,809,190
          2,090,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                          2,110,900
            875,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                        901,250
          1,470,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                     1,418,550
                                                                                                            --------------
                                                                                                                12,498,991

Environmental Control (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,810,000  Allied Waste Industries, Inc. 144A sr. notes 7 7/8s, 2009                                   2,901,325

Food and Beverages (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,220,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                          1,030,900
          1,470,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                           1,381,800
            730,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                        797,525
            575,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                      589,375
            695,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                                653,300
             65,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                        31,200
          1,570,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                          1,161,800
                                                                                                            --------------
                                                                                                                 5,645,900

Health Care Services (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                351,750
            560,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                              551,600
            680,000  Conmed Corp. company guaranty 9s, 2008                                                        690,200
          1,175,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                              1,122,125
          1,280,000  Global Health Sciences company guaranty 11s, 2008                                             857,600
          1,040,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     811,200
          1,230,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                        1,162,350
          1,200,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                        1,128,000
          1,270,000  Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                      1,114,425
          1,000,000  Magellan Health Services, Inc. bank term loan 8s, 2/12/05                                     970,000
            510,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                214,200
          2,500,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                        1,875,000
          1,390,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                    1,188,909
            700,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 651,749
          2,690,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                2,394,100
          1,960,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                              1,724,800
            560,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                464,800
            698,792  Patriot American Hospital bank term loan ser. B, 8 1/8s, 2003                                 681,322
          1,345,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                              1,089,450
            370,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008                                   296,000
            870,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                       896,100
            650,000  Tenet Healthcare Corp.144A sr. notes 7 5/8s, 2008                                             666,250
                                                                                                            --------------
                                                                                                                20,901,930

Insurance and Finance (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,805,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                1,200,325
          2,000,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                              1,802,360
          8,855,000  Citicorp sub. notes 6 3/8s, 2008                                                            9,125,343
            420,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                          422,945
          4,820,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 1/2s, 03/01/03), 2008 (STP)                                                    1,156,800
         10,325,000  Household Netherlands N.V. company guaranty 6.2s,
                       2003 (Netherlands)                                                                       10,517,045
          1,175,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                               881,250
            955,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       732,963
            865,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                                901,763
          1,380,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                      1,062,600
          2,625,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                 1,286,250
          1,000,000  Resource America Inc. 144A sr. notes 12s, 2004                                                845,000
          6,135,000  Sprint Capital Corp. company guaranty 5.7s, 2003                                            6,165,430
                                                                                                            --------------
                                                                                                                36,100,074

Lodging (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            780,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           764,400
            950,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               978,500
            810,000  Raintree Resorts International, Inc. sr. notes Ser. B, 13s, 2004                              405,000
          1,250,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                     1,293,750
          2,500,000  Starwood Hotels Resorts bank term loan 7.861s, 2003                                         2,487,500
                                                                                                            --------------
                                                                                                                 5,929,150

Medical Supplies and Devices (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,305,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                  1,331,100
            985,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                               1,078,575
            525,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                  504,000
            840,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                            869,400
          1,110,000  Mediq, Inc. company guaranty 11s, 2008                                                      1,043,400
            940,000  Mediq, Inc. deb. stepped-coupon zero %, (13s, 6/1/03) 2009 (STP)                              423,000
                                                                                                            --------------
                                                                                                                 5,249,475

Metals and Mining (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            850,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         467,500
            775,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          662,625
            580,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                                 562,600
            110,000  Kaiser Aluminum & Chemical Corp. sr. notes Ser. B, 10 7/8s, 2006                              108,350
          1,760,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                      1,460,800
          1,250,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                   1,150,000
            770,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             693,000
                                                                                                            --------------
                                                                                                                 5,104,875

Motion Picture Distribution (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,555,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                              1,601,650
          2,996,000  Diva Systems Corp. 144A sr. disc. notes stepped-coupon
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                        958,720
                                                                                                            --------------
                                                                                                                 2,560,370

Office Equipment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            639,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                    712,485
            220,000  United Stationer Supply, Inc. 144A sr. sub. notes 8 3/8s, 2008                                221,100
          1,200,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        855,000
                                                                                                            --------------
                                                                                                                 1,788,585

Oil and Gas (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,305,000  Abraxas Petrolem Corp. 144A company guaranty Ser. D,
                       11 1/2s, 2004                                                                             1,636,550
            160,000  American Eco Corp. company guaranty Ser. B, 9 5/8s, 2008                                       80,000
            500,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                  290,000
            140,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    63,000
          1,620,000  Chesapeake Energy Corp. company guaranty Ser. B, 9 5/8s, 2005                               1,198,800
            360,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                                 295,200
            885,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                                 628,350
            730,000  Dailey Petroleum Services Corp. company guaranty 9 1/2s, 2008                                 350,400
            790,000  Eagle Geophysical, Inc. company guaranty Ser. B, 10 3/4s, 2008                                505,600
            160,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                         52,800
            765,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                   759,263
            710,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                       511,200
            875,000  Northern Offshore 144A company guaranty 10s, 2005                                             437,500
            810,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                      789,750
          1,140,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                    1,077,300
          1,160,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                           893,200
            610,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                          414,800
             90,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                       zero % (13s, 6/15/99), 2002 (STP)                                                            24,075
          3,430,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                          926,100
          1,927,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                   1,271,820
          1,820,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                          1,829,100
                                                                                                            --------------
                                                                                                                14,034,808

Packaging and Containers (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            440,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              441,100
            420,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                      432,600
          2,550,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                2,307,750
          1,465,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                1,465,000
                                                                                                            --------------
                                                                                                                 4,646,450

Paging (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                                       568,750
            250,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                     102,500
                                                                                                            --------------
                                                                                                                   671,250

Paper and Forest Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  APP Finance II Mauritius Ltd. bonds stepped-coupon zero %,
                       (12s, 2/15/04), 2049 (Indonesia) (STP)                                                      105,000
            820,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                        815,900
          1,230,000  Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008                                     1,236,150
          2,450,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                       2007 (Indonesia)                                                                          1,176,000
          2,765,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s,
                       2004 (Indonesia)                                                                          1,244,250
          1,645,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                        1,135,050
          1,490,000  Republic Group Inc. sr. sub. notes 9 1/2s, 2008                                             1,516,075
                                                                                                            --------------
                                                                                                                 7,228,425

Pharmaceuticals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,450,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                       1,486,250

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
            360,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                201,600

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            900,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                   922,500
          1,250,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                           1,268,750
            760,000  Gothic Production Corp. company guaranty Ser. B, 11 1/8s, 2005                                589,000
          1,000,000  Perry-Judd company guaranty 10 5/8s, 2007                                                   1,045,000
            260,497  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                     270,917
            370,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                      382,950
                                                                                                            --------------
                                                                                                                 4,479,117

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,415,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %,
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                     721,650
          1,280,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                    1,075,200
                                                                                                            --------------
                                                                                                                 1,796,850

Real Estate (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,820,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s,
                       2008 (Canada) (R)                                                                         2,735,400

Recreation (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,670,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                            1,862,050
          1,480,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                       1,546,600
            490,000  Circus Circus Enterprises, Inc. sr. sub. notes 9 1/4s, 2005                                   496,125
            350,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                         317,699
          1,975,000  Coast Hotels & Casinos, Inc. 1st mtge. company guaranty
                       Ser. B, 13s, 2002                                                                         2,221,875
          1,780,000  Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s, 2004                               961,200
          1,230,000  Harrahs Entertainment, Inc. company guaranty 7 7/8s, 2005                                   1,242,300
            540,000  Isle of Capri Black Hawk LLC 1st mortgage Ser. B, 13s, 2004                                   585,900
          1,675,000  Mohegan Tribal Gaming Auth. sr. notes Ser. B, 13 1/2s, 2002                                 2,010,000
          1,690,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                        1,685,775
          2,300,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                  2,374,750
          1,400,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                  630,000
            500,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            457,500
                                                                                                            --------------
                                                                                                                16,391,774

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,800,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                         1,818,000
            720,000  Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                         741,838
                                                                                                            --------------
                                                                                                                 2,559,838

Retail (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            870,000  Fred Meyer, Inc. company guaranty 7.45s, 2008                                                 951,084
            445,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                   445,000
          1,000,000  K mart Corp. pass-thru certificates Ser. 95K4, 9.35s, 2020                                  1,051,630
          1,600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                  1,664,000
            750,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    720,000
          1,690,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                               1,706,900
                                                                                                            --------------
                                                                                                                 6,538,614

Satellite Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,180,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                        1,256,700
          1,150,000  Primestar bank term loan 8 5/8s, 2004                                                         402,500
            640,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                       2004 (Mexico)                                                                               505,600
                                                                                                            --------------
                                                                                                                 2,164,800

Semiconductors (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            545,129  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                              545,129
            554,760  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                         554,760
            980,613  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s,
                       2008 (PIK)                                                                                  882,552
          1,900,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                  1,900,000
          1,660,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                           1,444,200
                                                                                                            --------------
                                                                                                                 5,326,641

Shipping (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            360,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                        334,800
          1,100,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                     1,168,750
            570,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                             330,600
                                                                                                            --------------
                                                                                                                 1,834,150

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,060,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                    1,017,600
            600,000  Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                                  564,000
                                                                                                            --------------
                                                                                                                 1,581,600

Telecommunications (6.7%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                         42,500
            440,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                              453,200
          3,150,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                             1,701,000
          1,100,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    561,000
            810,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                     453,600
            780,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                      780,000
          1,280,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                  1,148,800
          1,250,000  Charter Communications International, Inc. sr. notes Ser. B,
                       11 1/4s, 2006                                                                             1,431,250
            955,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                 305,600
          1,045,000  Covad Communications Group sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                                              619,163
          3,630,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                              3,720,750
          2,270,000  Econophone Inc. company guaranty 13 1/2s, 2007                                              2,247,300
          1,790,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  877,100
            580,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            609,000
          3,410,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                           1,329,900
          2,210,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       zero % (12 1/8s, 02/15/03), 2008 (STP)                                                    1,105,000
          4,930,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                5,213,475
          1,570,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                               1,601,400
          2,026,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                     1,387,810
          2,330,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                       1,048,500
            270,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                               297,000
            655,000  Hyperion Telecommunication Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                                   497,800
          1,370,000  Hyperion Telecommunications, Inc. sr. notes Ser. B, 12 1/4s, 2004                           1,452,200
          1,420,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                          795,200
          1,370,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (STP) (Canada)                                                   1,147,375
          1,900,000  Interact Systems, Inc. 144A stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                    76,000
          1,720,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                             1,195,400
          3,770,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                3,638,050
          3,810,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                     3,238,500
          1,280,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                            1,273,600
          3,765,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                     1,844,850
          2,545,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (11 7/8s, 10/15/02), 2007 (STP)                                                    1,297,950
          1,565,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                               1,725,413
          1,060,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                      954,000
            920,000  Metrocall, Inc. 144A sr. sub. notes 11s, 2008                                                 926,900
            525,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                              378,000
          2,140,000  MetroNet Communications Corp. 144A sr. notes 10 5/8s,
                       2008 (Canada)                                                                             2,332,600
          1,310,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                          890,800
          2,170,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                        1,670,900
            220,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                              135,300
            380,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                               349,600
            350,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                       154,000
          2,010,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                        2,236,125
            855,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                        583,538
            500,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 10/31/02), 2007 (STP)                                                       325,000
          1,300,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                       1,313,000
          1,020,000  NTL Inc. 144A sr. notes 11 1/2s, 2008 (United Kingdom)                                      1,162,800
            650,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         689,000
            830,000  NTL Inc. sr. notes, stepped-coupon Ser. B, zero %
                       (9 3/4s, 4/1/03), 2008 (STP)                                                                582,038
          1,570,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         910,600
          1,420,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                       1,136,000
            790,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                           616,200
          1,200,000  Qwest Communications International, Inc. 144A sr. notes
                       7 1/4s, 2008                                                                              1,257,000
          2,290,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                             1,259,500
          1,640,000  Startec Global Communications Corp. sr. notes 12s, 2008                                     1,476,000
          1,765,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                              1,747,350
            630,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                        371,700
          1,545,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                      1,467,750
          1,900,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 3/1/03), 2008 (STP)                                                        931,000
          2,210,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                             2,364,700
            370,000  Versatel Teleco sr. notes 144A 13 1/4s, 2008                                                  382,950
            850,000  Versatel Teleco sr. notes 13 1/4s, 2008                                                       879,750
          1,390,000  WinStar Communications, Inc. sr. sub. notes
                       stepped-coupon zero % (15s, 3/1/02), 2007 (STP)                                           1,251,000
                                                                                                            --------------
                                                                                                                75,850,787

Telephone Services (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,710,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                   2,046,050
          1,160,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                655,400
          2,400,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                 1,848,000
          2,905,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                    2,469,250
          1,760,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                        985,600
            620,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                       483,600
          1,240,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             1,215,200
          4,160,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                              2,246,400
            922,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                      1,014,200
            860,000  Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                            853,550
          1,210,000  Long Distance International, Inc. 144A sr. notes 12 1/4s, 2008                                968,000
            659,000  MJD Communications, Inc. notes Ser. B, FRN, 10s, 2008                                         632,640
            470,000  OnePoint Communications, Corp. 144A sr. notes 14 1/2s, 2008                                   244,400
          1,900,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                              1,776,500
            350,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                             203,000
          1,785,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                     1,865,325
            750,000  RSL Communications PLC. 144A sr. notes 10 1/2s, 2008
                       (United Kingdom)                                                                            731,250
            700,000  RSL Communications, Ltd. company guaranty, stepped-coupon
                       zero % (10 1/8s, 3/1/03), 2008 (STP)                                                        385,000
            650,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                        594,750
          1,280,000  Sprint Spectrum L.P. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 8/15/01), 2006 (STP)                                                            1,152,000
            470,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                      549,604
            440,000  Transtel S.A. 144A pass-through certificates 12 1/2s, 2007
                       (Colombia)                                                                                  167,200
          3,090,000  U S West, Inc. notes 5 5/8s, 2008                                                           3,116,605
            640,000  US Xchange LLC sr. notes 15s, 2008                                                            660,800
          2,240,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                        2,256,800
                                                                                                            --------------
                                                                                                                29,121,124

Textiles (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,740,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                             1,374,600
            700,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         701,750
            470,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                     465,300
                                                                                                            --------------
                                                                                                                 2,541,650

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Coach USA, Inc. 144A company guaranty 9 3/8s, 2007                                            511,875
            500,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                             480,000
            630,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 630,000
                                                                                                            --------------
                                                                                                                 1,621,875

Wireless Communications (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,280,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                           2,348,400
          1,270,000  American Mobile Satellite Corp. company guaranty
                       12 1/4s, 2008                                                                               615,950
            505,000  Telesystem International Wireless Inc. sr. disc. notes
                       stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02), 2007 (STP)                               186,850
                                                                                                            --------------
                                                                                                                 3,151,200
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $521,218,368)                                    $  479,058,524

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (20.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (15.1%)
--------------------------------------------------------------------------------------------------------------------------
     $    8,897,297  Federal Home Loan Mortgage Corp. 7 1/2s, with due dates
                       from March 1, 2020 to May 1, 2028                                                    $    9,161,369
                     Federal National Mortgage Association
         14,045,000    6 1/2s, TBA, February 15, 2029                                                           14,172,248
                     Federal National Mortgage Association Pass-through Certificates
          2,569,433    7s, Dwarf, with due dates from December 1, 2007 to
                       May 1, 2011                                                                               2,629,634
         25,444,891    6 1/2s, with due dates from June 1, 2023 to November 1, 2028                             25,675,421
          1,208,973    6 1/2s, Dwarf, with due dates from August 1, 2010 to
                       July 1, 2013                                                                              1,228,232
          8,711,157    6s, Dwarf, July 1, 2013                                                                   8,743,824
                     Government National Mortgage Association
         10,290,000    6 1/2s, TBA, February 15, 2029                                                           10,405,763
                     Government National Mortgage Association Pass-through
                       Certificates
         10,783,325    8s, with due dates from July 15, 2024 to March 15, 2028                                  11,232,404
         26,282,545    7 1/2s, with due dates from August 15, 2022 to July 15, 2027                             27,154,939
         50,328,580    7s, with due dates from March 15, 2024 to
                       December 15, 2028                                                                        51,087,702
          8,545,217    6 1/2s, with due dates from December 15, 2027 to
                       May 15, 2028                                                                              8,641,348
                                                                                                            --------------
                                                                                                               170,132,884

U.S. Treasury Obligations (5.8%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
         23,390,000    6 1/2s, November 15, 2026                                                                27,351,564
         18,170,000    5 1/4s, November 15, 2028                                                                18,615,710
          6,520,000    5 1/4s, August 15, 2003                                                                   6,696,236
                     U.S. Treasury Notes
          2,245,000    5 1/2s, May 31, 2003                                                                      2,321,128
          3,130,000    5 1/2s, March 31, 2003                                                                    3,231,224
          7,025,000    4 3/4s, November 15, 2008                                                                 7,080,989
                                                                                                            --------------
                                                                                                                65,296,851
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $228,212,460)                                                                  $  235,429,735

FOREIGN GOVERNMENT BONDS AND NOTES (14.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
CAD      10,195,000  Canada (Government of) bonds Ser. WB60,
                       7 1/4s, 2007                                                                         $    7,825,169
USD       3,835,000  China (People's Republic of) unsub. 7.3s, 2008                                              3,708,445
EUR       3,405,101  France (Government of) deb. 6s, 2025                                                        4,709,665
EUR       9,539,954  France (Government of) bonds 5 1/2s, 2007                                                  12,295,007
EUR      10,039,216  Germany (Federal Republic of) bonds 7 1/8s, 2003                                           13,081,071
EUR       3,147,002  Germany (Federal Republic of) bonds Ser. 97,
                       6 1/2s, 2027                                                                              4,633,443
EUR       2,109,723  Italy (Government of) bonds 7 1/4s, 2026                                                    3,305,949
USD       2,225,000  Korea (Republic of) unsub. 8 7/8s, 2008                                                     2,375,188
EUR      10,103,416  Netherlands (Government of) bonds Ser. 2,
                       8 1/4s, 2002                                                                             13,336,961
EUR       8,973,503  Netherlands (Government of) bonds 7 1/4s, 2004                                             12,212,567
EUR       3,498,645  Netherlands (Government of) bonds 5 1/2s, 2028                                              4,534,868
USD       2,950,000  Ontario (Province of) sr. unsub. 5 1/2s, 2008                                               2,973,158
USD       3,000,000  Quebec (Province of) deb. 7s, 2007                                                          3,249,330
USD       3,665,000  Russia (Government of) 144A bonds 12 3/4s, 2028                                             1,154,475
USD      11,345,000  Russia (Government of) deb. FRB 5.969s, 2020                                                  879,238
EUR       2,634,356  Spain (Government of) bonds 6s, 2029                                                        3,582,256
SEK      22,200,000  Sweden (Government of) bonds, Ser. 1041,6 3/4s, 2014                                        3,204,872
SEK      25,300,000  Sweden (Government of) bonds, Ser. 1035, 6s, 2005                                           4,129,519
GBP       5,095,000  United Kingdom Treasury bonds Ser. 85, 9 3/4s, 2002                                         9,814,473
GBP      29,115,000  United Kingdom Treasury bonds 8s, 2000                                                     50,576,249
USD       6,305,000  United Mexican States bonds 11 3/8s, 2016                                                   6,494,150
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $161,207,328)                                                                  $  168,076,053

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,565,000  Chase Mortgage Finance Corp. Ser. 98-S2,Class A14,
                       6 3/4s, 2028                                                                         $    2,588,245
                     Commercial Mortgage Acceptance Corp.
          3,520,000    Ser. 97-ML1, Class D, 7.11s, 2030                                                         3,550,800
          3,520,000    Ser. 98-C2, Class D, 6.757s, 2009                                                         3,454,550
         41,362,847    Ser. 97-ML1, Interest Only (IO), 0.962s, 2017                                             2,249,105
          2,685,000  Countrywide Home Loans Ser. 98-3, Class A5, 6 3/4s, 2028                                    2,714,787
          4,100,000  Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                       Class A8, 6 1/2s, 2024                                                                    4,081,960
                     Criimi Mae Commercial Mortgage Trust
         11,790,000    Ser. 98-C1, Class A2, 7s, 2011                                                           11,451,038
          4,705,000    Ser. 98-C1, Class B, 7s, 2011                                                             4,382,266
         49,213,887  Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                       Class X, IO, 1.254s, 2031                                                                 3,016,273
          5,856,081  Fannie Mae Ser. 1993-251, Class Z, 6 1/2s, December 25, 2023                                5,735,300
          2,831,866  Fannie Mae Strip Ser. 299, Class 2, IO, 6 1/2s, 2028                                          627,435
                     First Union-Lehman Brothers Commercial Mortgage Co.
          4,060,000    Ser. 97-C2, Class D, 7.12s, 2012                                                          3,989,584
          1,110,000    Ser. 98-C2, Class D, 6.778s, 2013                                                         1,057,015
         24,655,474    Ser. 97-C2, IO, 1.092s, 2027                                                              2,015,778
                     Freddie Mac
          1,900,000    Ser. 2040, Class PE, 7 1/2s, 2028                                                         2,062,925
          1,105,000    Ser. 1439, Class I, 7 1/2s, 2022                                                          1,177,084
          1,539,212    Ser. 1717, Class L, 6 1/2s, 2024                                                          1,551,297
                     Freddie Mac Strip
         15,270,000    Ser. 2089, IO, 7s, 2023                                                                   2,715,197
          8,791,637    Ser. 192 IO, 6 1/2s, 2028                                                                 1,895,697
          4,191,190    Ser. 176, Principal Only (PO) zero %, 2026                                                3,502,263
          5,593,512    Ser. 177 PO zero %, 2026                                                                  4,674,078
          1,575,000  G E Capital Mtg Services Ser. 98-11, Class 2A4, 6 3/4s, 2028                                1,592,845
                     GMAC Commercial Mortgage Securities Inc.
          5,000,000    Ser. 98-C2, Class D, 6 1/2s, 2031                                                         4,750,391
         55,966,268    Ser. 98-C2, Class X, IO, 0.823s, 2031                                                     2,426,662
                     Government National Mortgage Association
          1,775,000    Ser. 97-8 Class PE, May 16, 2027                                                          1,872,625
          2,025,000  GS Mortgage Securities Corp. II Ser. 98-GLII, Class D, 7.191s, 2031                         1,976,906
                     Merrill Lynch Mortgage Investors, Inc.
          1,615,000    Ser. 1995-C3, Class D, 7.782s, 2025                                                       1,673,291
            650,000    Ser. 98-C2, Class D, 7.116s, 2030                                                           646,141
                     Morgan Stanley Capital I
          1,150,000    Ser. 98-WF1, Class D, 7.12s, 2008                                                         1,143,621
          1,120,000    Ser. 98-XL1, Class E, 6.989s, 2030                                                        1,108,581
         31,685,315    Ser. 1998-HF1, Class X, IO, 1.208s, 2018                                                  1,873,889
                     Mortgage Capital Funding, Inc.
          1,475,000    Ser. 98-MC1, Class A2, 6.663s, 2008                                                       1,552,438
         53,478,515    Ser. 98-MC1, Class X, IO, 0.722s, 2009                                                    2,239,413
         17,822,736  Nationslink Funding Corp. Ser. 98-2, Class X, IO, 0.9442s, 2023                               790,884
          1,032,312  Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                       5.9s, 2023                                                                                1,034,893
          2,057,361  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                         2,067,175
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $96,036,380)                                                                      $95,242,432

BRADY BONDS (4.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,155,000  Argentina (Republic of) unsub. Ser. BGL5,
                       11 3/8s, 2017                                                                        $    1,974,627
          5,465,000  Argentina (Republic of) unsub. Ser. BGL4, 11s, 2006                                         4,973,150
          4,065,000  Brazil (Government of) bonds 9 3/8s, 2008                                                   2,611,763
         31,165,000  Brazil (Government of) disc. bonds FRB 6.625s, 2024                                        16,791,702
          5,260,000  Brazil (Government of) Ser. L, FRB 6.188s, 2012                                             2,301,250
          5,835,000  Bulgaria (Government of) Ser. A, FRB 6.688s, 2024                                           4,011,563
          3,600,000  Bulgaria (Government of) deb. Ser. PDI,
                       FRB 6.688s, 2011                                                                          2,376,000
          2,725,000  Bulgaria (Government of) Ser. A, FRB 2 1/2s, 2012                                           1,532,813
          4,500,000  Central Bank of Nigeria Ser. WW, 6 1/4s, 2020                                               2,846,250
FRF       8,650,000  Ivory Coast -- 144A FLIRB collateralized FRB 2s, 2018                                         374,671
FRF       8,541,875  Ivory Coast -- 144A PDI bonds FRB 1.9s, 2018                                                  414,386
     $    1,720,000  United Mexican States Sec. Ser. B, 6 1/4s, 2019                                             1,307,200
          8,430,000  United Mexican States Ser. D, FRB 6.098s, 2019                                              6,722,925
          9,857,110  Venezuela (Government of) deb. Ser. DL,
                       FRB 5.938s, 2007                                                                          5,717,124
                                                                                                            --------------
                     Total Brady Bonds (cost $61,847,921)                                                   $   53,955,424

PREFERRED STOCKS (3.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                309  21st Century Telecom Group 144A $13.75 cum. pfd. (PIK)                                 $      191,580
             27,102  AmeriKing, Inc. $3.25 pfd. (PIK)                                                              718,203
                  8  Anvil Holdings Ser. B, $3.25 pfd. (PIK)                                                            80
            108,000  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                         2,835,000
             12,559  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                            1,481,962
              8,560  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                1,027,200
             29,725  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                         1,486,250
              6,875  Chevy Chase Savings Bank $3.25 pfd.                                                           204,531
             12,615  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                       1,469,648
                628  Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                            555,780
             28,870  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                          3,334,485
             69,460  Diva Systems Corp. Ser. C, $6.00 pfd.                                                         416,760
                424  E. Spire Communications, Inc. 12.75% pfd. (PIK)                                               161,120
              1,420  Fresenius Medical Capital Trust II 7.875% company
                       guaranty pfd. (Germany)                                                                   1,409,350
                250  Fresenius Medical Care Capital Trust I Ser. D, $9.00 pfd.
                       (Germany)                                                                                   261,562
             24,560  Global Crossing Holdings Ltd. 144A $10.50 pfd. (PIK)                                        2,400,740
              1,732  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                 1,584,780
                372  Hyperion Telecommunications Ser. B, 12.875% pfd. (PIK)                                        301,320
              4,086  ICG Holdings, Inc. $14.25 pfd. (Canada)                                                     4,106,430
              2,624  Intermedia Communication Ser. B, 13.50% (PIK)                                               2,650,240
              1,454  IXC Communications, Inc. $12.50 pfd. (PIK)                                                  1,403,110
             23,306  Lady Luck Gaming Corp. $11.25 pfd.                                                            792,404
             13,537  Nebco Evans Holding Co. 144A $11.25 pfd. (PIK)                                                676,850
              4,370  NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                  4,522,950
                400  NEXTEL Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                        376,000
             43,320  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                    2,144,340
                196  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                          1,705,200
              5,000  Sinclair Capital $11.625 cum. pfd.                                                            542,500
              1,653  Spanish Broadcasting Systems $14.25 cum. pfd. (PIK)                                         1,752,180
            150,582  TCR Holding Corp. Class E, zero % pfd.                                                          9,487
              1,036  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                    150,220
              1,450  WinStar Communications, Inc. 144A $14.25 cum. pfd. (PIK)                                    1,160,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $43,812,913)                                              $   41,832,262

ASSET-BACKED SECURITIES (0.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    4,135,000  Chemical Master Credit Card Trust Ser. 95-2, Class A,
                       6.23s, 2003                                                                          $    4,189,251
          1,275,000  Contimortgage Home Equity Loan Trust Ser. 97-1,
                       Class M2, 7.67s, 2028                                                                     1,280,177
          3,575,575  First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                                 3,653,790
          1,228,978  Green Tree Recreational Equipment & Cons Ser. 97-B,
                       Class A1, 6.55s, 2028                                                                     1,251,925
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $10,323,951)                                       $   10,375,143

WARRANTS (0.4%) (a) (NON)                                                                     EXPIRATION
NUMBER OF WARRANTS                                                                               DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,140  Allegiance Telecom, Inc.                                                   2/3/08      $       58,850
              1,270  American Mobile Satellite Corp.                                            4/1/08               3,175
             95,000  Becker Gaming Corp. 144A                                                   11/15/00                10
                810  Bestel SA                                                                  5/15/05                729
              6,652  Cellnet Data Systems, Inc.                                                 9/15/07            146,344
                810  Club Regina, Inc. 144A                                                     4/15/06                810
              2,905  Colt Telecommunications Group PLC                                          12/31/06         1,597,750
                320  Concentric Network Corp.                                                   12/15/07            44,800
             12,892  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00              6,446
              1,045  Covad Communications Group 144A                                            3/15/08            738,815
              8,988  Diva Systems Corp.                                                         3/1/08             134,820
              1,715  Diva Systems Corp.                                                         5/15/06            415,030
             24,100  DTI Holdings Inc.                                                          3/1/08               1,205
                 20  E. Spire Communications, Inc.                                              11/1/05                120
              2,520  Econophone, Inc. 144A                                                      7/15/07            126,000
                780  Epic Resorts                                                               6/15/05                  8
                940  Esat Holdings, Inc. (Ireland)                                              2/1/07              63,450
              3,410  Firstworld Communication                                                   4/15/08             34,100
              1,015  Globalstar Telecom 144A                                                    2/15/04             65,975
              2,815  Hyperion Telecommunications 144A                                           4/15/01            206,903
             20,856  Intelcom Group 144A                                                        10/15/05           417,120
              1,900  Interact Systems, Inc.                                                     8/1/03                  19
              3,025  Intermedia Communications                                                  6/1/00             106,631
              1,140  International Wireless Communications
                       Holdings 144A                                                            8/15/01                 11
              2,175  KMC Telecom Holdings, Inc.                                                 4/15/08              5,438
              2,185  Knology Holdings, Inc. 144A                                                10/15/07             3,278
              1,210  Long Distance International, Inc. 144A                                     4/13/08              3,025
              3,590  McCaw International Ltd.                                                   4/15/07             14,360
                350  MGC Communications, Inc. 144A                                              10/1/04             10,456
                940  Mediq Inc. Units                                                           6/1/03                   9
                470  Onepoint Communications, Inc.                                              6/1/08                 470
                990  Orbital Imaging Corp. 144A                                                 3/1/05              39,600
              1,310  Orion Network Systems                                                      1/15/07             15,065
             12,880  Pagemart, Inc. 144A                                                        12/31/03           103,040
              1,570  Pathnet, Inc. 144A                                                         4/15/08             15,700
              1,600  Paxson Communications Corp. 144A                                           6/30/03                 16
             46,534  President Riverboat Casinos, Inc.                                          9/30/99              4,653
              9,160  Rhythms Netcon 144A                                                        5/15/08            183,200
                990  Spanish Broadcasting Systems 144A                                          6/30/99            202,950
              1,640  STARTEC Global Communications Corp.                                        5/15/08              1,640
                680  Sterling Chemicals Holdings                                                8/15/08             10,200
                630  Telehub Communications Corp                                                7/31/05                630
              5,820  UIH Australia/Pacific, Inc. 144A                                           5/15/06              5,820
              1,220  Versatel 144A                                                              5/15/08             12,200
                                                                                                            --------------
                     Total Warrants (cost $2,413,607)                                                       $    4,800,871

COMMON STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                525  AmeriKing, Inc. (NON)                                                                  $       21,000
            390,240  Celcaribe S.A. 144A (Colombia) (NON)                                                          507,312
             42,880  CellNet Data Systems, Inc. (NON)                                                              353,760
             10,918  Hedstrom Holdings, Inc. 144A                                                                   10,918
             10,934  IFINT Diversified Holdings 144A (NON)                                                          21,868
                466  Mothers Work, Inc. (NON)                                                                        5,825
                250  Paging Do Brazil Holdings Co., LLC Class B, (Brazil)                                                3
              1,186  Premium Holdings (L.P.) 144A (NON)                                                              4,743
            250,248  PSF Holdings LLC Class A (acquired various dates from
                       9/15/93 to 8/25/94, cost $8,604,327) (NON) (RES)                                          3,190,662
              7,950  RSL Communications, Ltd. Class A (NON)                                                        203,719
             36,750  Specialty Foods Acquisition Corp. (NON)                                                         1,838
                                                                                                            --------------
                     Total Common Stocks (cost $9,730,838)                                                  $    4,321,648

CONVERTIBLE BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,420,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                        $    1,185,800
          1,200,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                              1,032,000
            647,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                       zero %, (13 7/8s, 12/15/00), 2005 (STP)                                                     601,710
            800,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  675,000
            700,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                501,375
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $5,074,074)                                    $    3,995,885

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                780  Birch Telecom, Inc. 144A units 14s, 2008                                               $      709,800
              1,420  Pegasus Shipping 144A units company guaranty
                       stepped-coupon zero % (14 1/2s, 6/20/03), 2008 (STP)                                        653,200
              1,240  Transam Refinance, Inc. 144A units 16s, 2003                                                  124,000
                960  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   787,200
              7,615  XCL Ltd. 144A units cv. cum. pfd. 9 1/2s, 2006 (PIK)                                          380,750
                                                                                                            --------------
                     Total Units (cost $4,405,330)                                                          $    2,654,950

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              6,400  Chancellor Media Corp. $3.00 cv. cum. pfd.                                             $      743,200
              5,750  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                               58,938
                 52  Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                         509,600
              1,091  XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd. (PIK)                                                 54,550
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $1,615,676)                                   $    1,366,288

SHORT-TERM INVESTMENTS (3.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   18,000,000  Diageo Capital PLC, effective yield of 4.83%,
                       March 5, 1999 (United Kingdom)                                                       $   17,922,720
         23,517,000  Interest in $308,920,000 joint repurchase agreement dated January 29, 1999 with Credit Suisse First Boston
                       due February 1, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of $23,526,172
                       for an effective yield of 4.68%                                                          23,517,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $41,439,720)                                        $   41,439,720
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,187,338,566) (b)                                            $1,142,548,935
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,129,221,048.

  (b) The aggregate identified cost on a tax basis is $1,191,448,959, resulting in gross unrealized appreciation and depreciation of $57,543,460 and $106,443,484, respectively, or net unrealized depreciation of $48,900,024.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to pubic resale. The total market value of restricted securities held at January 31, 1999 was $6,096,315 or 0.5% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 1999.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on a Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are current interest rates shown at January 31, 1999 which are subject to change based on the terms of the security.

      Diversification by Country

      Distribution of investments by country of issue at January 31, 1999: (as percentage of Market Value)

          Brazil             2.0%
          Canada             2.9
          France             1.5
          Germany            1.7
          Mexico             2.0
          Netherlands        3.6
          United Kingdom     7.7
          United States     72.5
          Others             6.1
                           -----
          Total            100.0%
                           =====


-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at January 31, 1999 (Unaudited)
(aggregate face value $172,803,107)
                                                                    Unrealized
                                     Aggregate Face     Delivery   Appreciation/
                        Market Value      Value           Date    (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars         $899,802      $913,813        2/17/99  $   (14,011)
Danish Krone              6,928,284     7,078,795        2/17/99     (150,511)
Deutschemarks            75,284,481    77,567,881        2/17/99   (2,283,400)
Italian Lira             16,512,188    17,059,320        2/17/99     (547,132)
Japanese Yen             52,877,326    51,807,407        3/17/99    1,069,919
Spanish Peseta            7,881,267     8,062,091        2/17/99     (180,824)
Swedish Krona            10,639,166    10,313,800        2/17/99      325,366
-------------------------------------------------------------------------------
                                                                  $(1,780,593)
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at January 31, 1999 (Unaudited)
(aggregate face value $265,764,799)
                                                                    Unrealized
                            Market   Aggregate Face     Delivery   Appreciation/
                            Value         Value           Date    (Depreciation)
-------------------------------------------------------------------------------
British Pounds          $55,092,539   $55,175,288       3/17/99    $   82,749
Canadian Dollar           7,921,793     7,803,457       2/17/99      (118,336)
Danish Krone                 39,395        40,561       2/17/99         1,166
Deutschemarks            93,917,902    96,697,329       2/17/99     2,779,427
Dutch Guilder            30,618,400    31,589,319       2/17/99       970,919
French Franc             15,073,875    15,463,314       2/17/99       389,439
Hong Kong Dollar          7,578,262     7,659,841       2/17/99        81,579
Japanese Yen             52,405,009    51,335,690       3/17/99    (1,069,319)
-------------------------------------------------------------------------------
                                                                   $3,117,624
-------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 1999 (Unaudited)
                                                                    Unrealized
                            Total    Aggregate Face    Expiration  Appreciation/
                            Value         Value           Date    (Depreciation)
-------------------------------------------------------------------------------
U. S. Treasury Bond
20 yr. (Long)           $71,680,000   $71,557,412        Mar-99      $122,588
U. S. Treasury Bond
20 yr. (Short)              896,000       889,611        Mar-99        (6,389)
-------------------------------------------------------------------------------
                                                                     $116,199
-------------------------------------------------------------------------------
TBA Sale Commitments at January 31, 1999 (Unaudited)
(Proceeds receivable $6,466,915)
                                        Principal      Settlement     Market
Agency                                   Amount           Date        Value
-------------------------------------------------------------------------------
GNMA, 6 1/2s, February 2029            $6,422,000        2/22/99   $6,494,248
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,187,338,566) (Note 1)                                        $1,142,548,935
-----------------------------------------------------------------------------------------------
Cash                                                                                  2,670,532
-----------------------------------------------------------------------------------------------
Foreign currency (cost $376,645)                                                        386,703
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            20,684,953
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       14,279,522
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         103,688
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        5,734,301
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                         64,862
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,186,473,496

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 8,855,896
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     34,983,060
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,890,725
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              132,210
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            26,105
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,452
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           4,397,270
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           222,087
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $6,466,915)                      6,494,248
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  249,395
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    57,252,448
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,129,221,048

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,217,545,018
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (12,731,164)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                      (32,180,563)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                   (43,412,243)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,129,221,048

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($1,129,221,048 divided by
140,572,311 shares)                                                                       $8.03
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $66,421)                                     $51,638,799
-----------------------------------------------------------------------------------------------
Dividends                                                                             2,170,674
-----------------------------------------------------------------------------------------------
Total investment income                                                              53,809,473

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,895,673
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          654,870
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        13,433
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          8,865
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  21,556
-----------------------------------------------------------------------------------------------
Auditing                                                                                 44,994
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,489
-----------------------------------------------------------------------------------------------
Postage                                                                                  94,172
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    59,024
-----------------------------------------------------------------------------------------------
Other                                                                                     3,247
-----------------------------------------------------------------------------------------------
Total expenses                                                                        4,799,323
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (26,532)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          4,772,791
-----------------------------------------------------------------------------------------------
Net investment income                                                                49,036,682
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (43,090,902)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       4,131,568
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (2,724,940)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  2,063,789
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts and TBA sale commitments during the period                                (50,930,291)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (90,550,776)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(41,514,094)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $49,036,682    $103,451,712
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                                       (41,684,274)     (6,854,645)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                                    (48,866,502)    (18,613,852)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     (41,514,094)     77,983,215
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                          (53,054,128)    (92,539,997)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                        --      (9,699,908)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                              2,601,660              --
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                        (91,966,562)    (24,256,690)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,221,187,610   1,245,444,300
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $12,731,164 and $8,713,718,
respectively)                                                                    $1,129,221,048  $1,221,187,610
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                           140,248,960     140,248,960
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                                        323,351              --
---------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                 140,572,311     140,248,960
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                        January 31
operating performance            (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.71            $8.88            $8.53            $8.46            $8.29            $8.87
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .35              .74              .65              .64              .68              .64
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.65)            (.18)             .38              .09              .17             (.50)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.30)             .56             1.03              .73              .85              .14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.38)            (.66)            (.65)            (.65)            (.58)            (.70)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --             (.03)            (.01)              --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                --             (.07)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --               --             (.10)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.38)            (.73)            (.68)            (.66)            (.68)            (.72)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.03            $8.71            $8.88            $8.53            $8.46            $8.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                (3.36)*           8.06            26.24             7.94             6.86              .95
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                      $8.31            $8.50            $8.56            $7.38            $7.44            $7.63
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,129,221       $1,221,188       $1,245,444       $1,199,854       $1,190,375       $1,166,726
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .42*             .89              .83              .85              .82              .86
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.31*            8.34             7.42             7.43             8.29             7.30
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             75.97*          209.50           262.01           332.00           196.83           242.29
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Premier Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed income securities market.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

K) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $26,532 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $980 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $576,290,407 and $477,876,453, respectively. Purchases and sales of U.S. government obligations aggregated $280,290,757 and $369,466,725, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Share Repurchase Program

The Trustees authorized the fund to repurchase up to 7,000,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding. For the period ended January 31, 1999, the fund did not repurchase any shares. As of January 31, 1999, a total of 511,000 shares have been repurchased since the inception of the program.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

David Waldman
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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